As filed with the Securities and Exchange Commission on February 25, 2005
Securities Act File No. 33-25378
Investment Company Act File No. 811-05684

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒

Pre-Effective Amendment No.	☐

Post-Effective Amendment No. 28	☒

and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 28	☒

ALPINE EQUITY TRUST

(Exact Name of Registrant as Specified in Charter)
615 East Michigan Street, 3rd floor
MILWAUKEE, WISCONSIN 53202
(Address of Principal Executive Offices)

1-866- 729-6633
(Registrant's Telephone Number, Including Area Code

Samuel A. Lieber
Alpine Management & Research, L.L.C.
2500 Westchester Avenue, Suite 215
Purchase, New York 10577
(Name and address of Agent for Service)

Copy to:
Thomas Westle, Esq.
Blank Rome LLP
The Chrysler Building
405 Lexington Avenue
New York, New York 10022

Approximate Date of Proposed Public Offering:

As soon as practical after the effective date of this Registration Statement.

It is proposed that this filing will become effective (check appropriate box)

_X _	immediately upon filing pursuant to paragraph (b)

on ____________ pursuant to paragraph (b)

_____	60 days after filing pursuant to paragraph (a)(1)

_____	on ____________ pursuant to paragraph (a)(1)

_____	75 days after filing pursuant to paragraph (a)(2)

_____	on ____________ pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

__X__	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE
Designation of New Effective Date for Previously Filed Amendment

Post-Effective Amendment No. 27 (“the “Amendment”) was filed pursuant to Rule 485(a)(2) under the Securities Act of 1933 on December 27, 2004 and pursuant to Rule 485(a)(2) would have become effective on February 25, 2005.

This Post-Effective Amendment No. 28 is being filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating February 28, 2005 as the new date upon which the Amendment shall become effective.

This Post-Effective Amendment No. 28 incorporates by reference the information contained in Parts A, B and C of the Amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Registration Statement to be signed below on its behalf by the undersigned, thereunto duly authorized, in the City of New York, and State of New York on the 25th day of February, 2005.

ALPINE EQUITY TRUST

By: /s/ Samuel A. Lieber
Samuel A. Lieber, President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below on February 25, 2005 by the following persons in the capacities indicated.

Signature	Title

/s/ Samuel A. Lieber Samuel A. Lieber	President and Trustee

/s/ Laurence B. Ashkin* Laurence B. Ashkin	Trustee

/s/ H. Guy Leibler * H. Guy Leibler	Trustee

/s/ Jeffrey E. Wacksman * Jeffrey E. Wacksman	Trustee

/s/ Sheldon R. Flamm * Sheldon R. Flamm	Treasurer

*By: /s/ Samuel A. Lieber Samuel A. Lieber Attorney-in-Fact pursuant to Power of Attorney filed herewith